Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2018	$ 2,000	$ 75	$ 1,897,765	$ 65,142	$ 368,460	$ 38,019	$ 2,371,461
Balance (in Shares) at Dec. 31, 2018	20,000,000	750,000
Capital contribution			2,273,470				2,273,470
Share-based compensation
Net income (loss)					1,278,359		1,278,359
Dividend paid					(1,551,081)		(1,551,081)
Contribution made to statutory reserve				29,695	(29,695)
Foreign currency translation gain						2,437	2,437
Balance at Dec. 31, 2019	$ 2,000	$ 75	4,171,235	94,837	66,043	40,456	4,374,646
Balance (in Shares) at Dec. 31, 2019	20,000,000	750,000
Issuance of Ordinary Shares	$ 115		9,999,885				10,000,000
Issuance of Ordinary Shares (in Shares)	1,149,425
Share-based compensation
Net income (loss)					3,586,692		3,586,692
Contribution made to statutory reserve				299,704	(299,704)
Foreign currency translation gain						783,406	783,406
Balance at Dec. 31, 2020	$ 2,115	$ 75	14,171,120	394,541	3,353,031	823,862	18,744,744
Balance (in Shares) at Dec. 31, 2020	21,149,425	750,000
Issuance of Ordinary Shares, net of offering expenses	$ 427		25,684,937				25,685,364
Issuance of Ordinary Shares, net of offering expenses (in Shares)	4,271,429
Share-based compensation	$ 12		971,188				971,200
Share-based compensation (in Shares)	120,000
Exercise of warrants	$ 14		(14)
Exercise of warrants (in Shares)	137,111
Net income (loss)					(6,389,076)		(6,389,076)
Foreign currency translation gain						671,219	671,219
Balance at Dec. 31, 2021	$ 2,568	$ 75	$ 40,827,231	$ 394,541	$ (3,036,045)	$ 1,495,081	$ 39,683,451
Balance (in Shares) at Dec. 31, 2021	25,677,965	750,000